Summary of Significant Accounting Policies and Basis of Presentation Summary of Significant Accounting Policies - Tax (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 27, 2014
Income Tax Disclosure [Abstract]
Increase (Decrease) in Deferred Income Taxes	$ 90.2